Note 12 - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 13, 2012	Dec. 13, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Increase (Decrease) in Deferred Income Taxes	$ 516,431	$ (232,354)	$ (865,711)
Unrecognized Tax Benefits	66,000	126,800	235,100	66,000	126,800
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				$ 3,000	$ 8,900